SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTED INFORMATION

14.	SEGMENTED INFORMATION

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base and similarities in economic characteristics, nature of services.

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

	For the year ended December 31, 2025
By Business Unit	Investment holding	IT	Total

Revenue	$–	$9,842	$9,842
Cost of revenue	–	(313,285)	(313,285)
Depreciation and amortization	–	(6,781)	(6,781)
Net loss before taxation	(147,494)	(485,947)	(633,441)

Total assets	$–	$18,236	$18,236

	For the year ended December 31, 2024
By Business Unit	Investment holding	IT	Total

Revenue	$–	$715,288	$715,288
Cost of revenue	–	(573,932)	(573,932)
Depreciation and amortization	–	(29,157)	(29,157)
Net (loss) profit before taxation	(160,896)	140,023	(20,873)

Total assets	$–	$266,834	$266,834

	For the year ended December 31, 2025
By Country	United States	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	$–	$–	$9,842	$9,842
Cost of revenue	–	–	–	(313,285)	(313,285)
Depreciation and amortization	–	–	–	(6,781)	(6,781)
Net loss before taxation	–	(147,494)	(8,588)	(477,359)	(633,441)

Total assets	$–	$–	$2,403	$15,833	$18,236

	For the year ended December 31, 2024
By Country	United States	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	$–	$(1,898)	$717,186	$715,288
Cost of revenue	–	–	(2,176)	(571,756)	(573,932)
Depreciation and amortization	–	–	–	(29,157)	(29,157)
Net (loss) profit before taxation	(129,121)	(31,775)	(32,566)	172,589	(20,873)

Total assets	$–	$–	$2,485	$264,349	$266,834